UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
July 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Floating Rate Fund
Class A / RFRAX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	1.00%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.31	6.18	4.32
Class A (including sales charges)	4.08	5.53	4.00
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Floating Rate Fund | Class A

|

ASR149_01_(09/25)

Columbia Floating Rate Fund
Class C / RFRCX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 181	1.75%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.55	5.40	3.55
Class C (including sales charges)	5.55	5.40	3.55
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Floating Rate Fund | Class C

|

ASR149_04_(09/25)

Columbia Floating Rate Fund
Institutional Class / CFRZX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.75%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.61	6.48	4.58
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Floating Rate Fund | Institutional Class

|

ASR149_08_(09/25)

Columbia Floating Rate Fund
Institutional 2 Class / RFRFX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.71%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.65	6.50	4.63
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statisti
cs
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Floating Rate Fund | Institutional 2 Class

|

ASR149_15_(09/25)

Columbia Floating Rate Fund
Institutional 3 Class / CFRYX
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 70	0.67%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| The Fund outperformed the benchmark for the period. The Fund’s higher allocation than the benchmark’s to broadcasting was a boost to the performance. Additional positive portfolio performance was attributed to underweight allocations to retail and non-durable consumer sectors.
Credit
| The top three holdings that contributed positively to the Fund’s performance relative to the benchmark included an international satellite operator, a provider of weight loss solutions, and a telecom company.
Top Performance Detractors
Allocation

I

While the overall performance of the Fund exceeded that of the benchmark, there were certain allocations that impacted relative performance negatively. The largest detractor of Fund performance was a portfolio underweight allocation to the telecom sector. Additional relative negative performance came from an underweight position in the health care sector, and an overweight position in the chemicals sector.
Credit
| The top three holdings that detracted most from the Fund’s performance were all in the information technology sector. These included a software company that provides solutions for retailers, another software company that provides password solutions, and a transportation management company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.69	6.56	4.67
S&P UBS Leveraged Loan Index	7.60	7.17	5.22
Bloomberg U.S. Aggregate Bond Index	3.38	(1.07)	1.66
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 751,491,296
Total number of portfolio holdings	367
Management services fees (represents 0.65% of Fund average net assets)	$ 4,871,384
Portfolio turnover for the reporting period	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
UKG, Inc. 02/10/2031 7.320%	0.7%
McAfee Corp. 03/01/2029 7.327%	0.6%
Primo Brands Corp. 03/31/2028 6.546%	0.6%
Proofpoint, Inc. 08/31/2028 7.356%	0.6%
Nielsen Consumer, Inc. 03/06/2028 7.606%	0.6%
Whatabrands LLC 08/03/2028 6.827%	0.6%
Scientific Games Holdings LP 04/04/2029 7.320%	0.6%
TK Elevator Midco GmbH 04/30/2030 7.308%	0.6%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.327%	0.6%
athenahealth Group, Inc. 02/15/2029 7.356%	0.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Floating Rate Fund | Institutional 3 Class

|

ASR149_17_(09/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Audit fees (a)	54,065	41,999	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,834	13,765	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Floating Rate Fund
Annual Financial Statements and Additional Information
July 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Floating Rate Fund | 2025

Portfolio of Investments
July 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	7.314%	3,000,000	3,000,987
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	7.426%	2,000,000	2,003,946
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	7.050%	3,000,000	2,947,089
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	4.323%	3,000,000	3,004,566
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	7.230%	2,000,000	2,007,922
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	7.026%	3,000,000	3,009,963
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.976%	3,000,000	3,007,500
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.819%	2,000,000	2,004,902
Total Asset-Backed Securities — Non-Agency (Cost $21,028,527)			20,986,875

Common Stocks 0.7%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
Windstream Services LLC(c)	139,708	2,747,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.0%
Clear Channel Outdoor Holdings, Inc.(c)	198,952	210,889
iHeartMedia, Inc., Class A(c)	84,607	158,215
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total		369,104
Total Communication Services		3,116,742
Consumer Discretionary 0.1%
Diversified Consumer Services 0.1%
WW International, Inc.(c)	16,135	682,672
Household Durables 0.0%
Serta Simmons Bedding LLC(c)	394	3,703
Total Consumer Discretionary		686,375
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(c)	64,498	548,233
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		548,235
Total Energy		548,235
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	1,737
Total Financials		1,737
Health Care 0.1%
Health Care Providers & Services 0.1%
Envision Healthcare(c)	33,311	570,451
Total Health Care		570,451
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	1,475	11,613
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	54,427
Total Industrials		66,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	8,710	479
Software 0.0%
Avaya Holdings Corp.(c)	6,992	50,692
Avaya Holdings Corp.(c)	33,749	244,680
Total		295,372
Total Information Technology		295,851
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,817,443)		5,285,433

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(d),(e)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $201,433)			0

Corporate Bonds & Notes 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,500,632
Chemicals 0.2%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	952,607
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	922,929
Total			1,875,536
Finance Companies 0.6%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,372,239
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,570,816
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,223,235
Total			4,166,290
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,501,173
Total Corporate Bonds & Notes (Cost $8,789,446)			9,043,631

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
Invesco Senior Loan ETF	190,000	3,976,700
SPDR Blackstone Senior Loan ETF	95,000	3,956,750
Total		7,933,450
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,933,450

Rights 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Windstream Holdings II LLC(c),(d),(e)	25,356	488,703
Total Communication Services		488,703
Total Rights (Cost $329,628)		488,703

Senior Loans 91.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Bleriot US Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	7.046%	744,375	745,075
Goat Holdco LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.356%	2,191,789	2,192,972
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b),(g)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	3,109,685	3,118,361
Total			6,056,408
Airlines 0.7%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.575%	2,541,441	2,528,733
3-month Term SOFR + 3.250% 05/28/2032	7.575%	332,574	334,653
American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	6.567%	2,264,192	2,254,298
Total			5,117,684
Automotive 1.3%
American Axle & Manufacturing, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.241%	2,616,427	2,611,534
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.856%	3,834,353	3,832,435
1-month Term SOFR + 2.750% 01/28/2032	7.106%	364,936	364,783
First Brands Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	1,186,227	1,158,054
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	1,631,082	1,590,648
Total			9,557,454
Brokerage/Asset Managers/Exchanges 4.7%
Allspring Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	1,940,813	1,944,791
Aretec Group, Inc.(b),(g)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.856%	3,340,917	3,346,696
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DRW Holdings LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.856%	1,188,000	1,186,883
Focus Financial Partners LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.106%	2,241,676	2,242,192
GIH Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.796%	2,238,750	2,243,787
GTCR Everest Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.064%	2,487,500	2,487,102
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.353%	2,658,308	2,663,305
June Purchaser LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/28/2031	3.000%	237,910	238,888
June Purchaser LLC(b),(g)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	1,423,890	1,429,742
OSAIC HOLDINGS INC TLB 3.5(b),(g),(h)
3-month Term SOFR + 3.500% 07/16/2032	7.354%	3,851,409	3,851,409
Osaic Holdings, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.856%	4,278,290	4,279,617
PEX Holdings LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	4,074,510	4,079,603
Russell Investments US Institutional Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.308%	4,195,355	4,045,372
VFH Parent LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.856%	1,232,625	1,235,707
Total			35,275,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 3.8%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.692%	1,804,751	1,642,378
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.842%	177,966	152,903
DG Investment Intermediate Holdings 2, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	8.088%	436,612	436,887
Foundation Building Materials, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.820%	2,946,154	2,876,919
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.308%	461,976	444,517
Gulfside Supply, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.296%	1,877,612	1,883,489
Johnstone Supply LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.851%	2,964,837	2,964,837
Kodiak BP LLC(b),(g)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.041%	3,056,286	2,945,496
LBM Acquisition LLC (b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.190%	1,883,817	1,752,251
Madison Safety & Flow LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.108%	779,246	782,332
Park River Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.802%	1,116,522	1,097,452
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.606%	1,915,073	1,912,947
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.606%	1,480,088	1,479,807
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.606%	1,090,671	1,089,308
QXO Building Products, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2032	7.296%	302,222	304,637
Smyrna Ready Mix Concrete LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.353%	1,695,750	1,704,229
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.206%	994,817	961,550
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.577%	4,244,754	4,235,967
Total			28,667,906
Cable and Satellite 1.6%
CSC Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.842%	2,720,796	2,710,212
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.606%	1,125,151	1,118,524
Sunrise Financing Partnership(b),(g)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	3,265,518	3,260,424
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.344%	4,156,123	2,633,195
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(g)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.706%	1,975,000	1,961,313
Total			11,683,668
Chemicals 3.1%
A-AP Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.106%	1,186,111	1,192,041
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.706%	2,617,369	2,430,881
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	8.597%	1,485,009	1,375,950
1-month Term SOFR + 3.000% 02/07/2031	7.356%	2,025,802	1,858,674
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.721%	2,630,940	2,634,886
Olympus Water US Holding(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/23/2032	7.593%	642,493	640,405
Olympus Water US Holding Corp.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.296%	2,306,794	2,296,413
Rockpoint Gas Storage Partners LP(b),(g)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.296%	2,235,427	2,240,188
Tronox Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.822%	1,243,750	1,111,291
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.546%	863,530	787,539
USALCO LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 09/30/2031	1.000%	110,981	110,842
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.356%	1,071,780	1,070,441
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.103%	3,867,359	3,866,161
WR Grace Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.546%	1,714,467	1,714,107
Total			23,329,819
Consumer Cyclical Services 4.3%
AlixPartners LLP(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.971%	2,398,553	2,398,888
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.206%	1,959,287	1,962,442
AmSpec Parent LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	3.727%	248,889	249,822
AmSpec Parent LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.796%	1,617,778	1,623,844
Arches Buyer, Inc.(b),(g),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.706%	2,788,618	2,784,045
Conservice Midco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.356%	3,743,509	3,743,509
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.356%	2,548,668	2,542,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	7.106%	1,862,600	1,870,367
Ensemble RCM LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.308%	1,678,905	1,685,671
Fleet Midco I Ltd.(b),(g)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.805%	2,446,992	2,450,050
OMNIA Partners LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.814%	1,985,000	1,988,196
PG Polaris Bidco SARL(b),(g)
Term Loan
3-month Term SOFR + 2.750% 03/26/2031	7.046%	2,975,478	2,982,917
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.129%	1,465,735	1,464,914
Raven Acquisition Holdings LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	254,922	254,728
Raven Acquisition Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.606%	3,559,979	3,557,274
WW International, Inc.(b),(g)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	11.121%	824,461	773,229
Total			32,332,830
Consumer Products 2.3%
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.106%	974,903	975,381
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.106%	2,887,475	2,890,045
Osmosis Buyer Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.322%	2,973,561	2,970,914
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Recess Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.069%	1,854,434	1,860,238
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	6.356%	2,749,548	2,740,392
SWF Holdings I Corp.(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	150,486	150,016
SWF Holdings I Corp.(b),(g)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.856%	112,864	112,512
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.471%	1,132,522	876,765
Topgolf Callaway Brands Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.356%	621,907	613,356
Weber-Stephen Products LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.721%	4,220,692	4,214,108
Total			17,403,727
Diversified Manufacturing 3.3%
EMRLD Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.500% 08/04/2031	6.856%	597,537	597,579
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	6.833%	2,480,225	2,480,349
Filtration Group Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/21/2028	7.356%	3,382,492	3,388,513
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	6.106%	804,622	803,366
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hobbs & Associates LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	7.106%	1,499,659	1,502,853
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% 02/15/2029	8.731%	2,042,857	2,041,406
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	3,613,257	3,612,860
6-month Term SOFR + 3.250% 05/06/2032	7.452%	702,295	704,753
TK Elevator Midco GmbH(b),(g)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	4,579,983	4,602,883
Vertiv Group Corp.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.072%	1,855,343	1,853,599
WEC US Holdings Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.579%	3,064,486	3,065,130
Total			24,653,291
Electric 3.2%
Astoria Energy LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	7.106%	776,072	777,888
Calpine Construction Finance Co. LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.356%	1,389,943	1,389,901
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.546%	2,710,858	2,717,635
Compass Power Generation LLC(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.606%	928,340	930,373
Constellation Renewables LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.583%	1,893,828	1,893,147
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 10/28/2031	8.054%	1,787,917	1,799,092
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.308%	3,160,996	3,168,899
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.856%	2,730,653	2,733,629
Invenergy Thermal Operating I LLC(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% 05/17/2032	7.820%	990,056	998,471
Tranche C Term Loan
3-month Term SOFR + 3.500% 05/17/2032	4.260%	66,004	66,565
Lackawanna Energy Center LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/23/2032	7.351%	662,902	665,388
New Frontera Holdings LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.057%	3,442,275	3,072,230
Oregon Clean Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/12/2030	7.796%	1,128,641	1,132,264
South Field Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	1,904,164	1,909,724
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	122,451	122,808
West Deptford Energy Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	8.319%	1,032,052	1,024,312
Total			24,402,326
Environmental 1.6%
EnergySolutions LLC/Envirocare of Utah LLC (b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.606%	3,475,674	3,493,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental Services, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.824%	2,000,000	2,000,620
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	1,338,623	1,343,081
Reworld Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.590%	3,144,802	3,147,946
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.590%	242,820	243,063
Tidal Waste & Recycling Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.296%	1,727,726	1,737,453
Total			11,965,215
Finance Companies 0.2%
Bach Finance Ltd.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/09/2032	7.097%	498,750	500,441
Red SPV LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.590%	1,072,269	1,070,929
Total			1,571,370
Food and Beverage 3.5%
A-AG US GSI Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.296%	2,159,322	2,151,224
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.356%	1,023,518	1,023,948
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.356%	401,788	401,860
Aspire Bakeries Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.853%	1,252,717	1,260,547
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.471%	1,236,134	1,236,913
Dechra Pharmaceuticals Holdings Ltd.(b),(g)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	4,315,896	4,327,765
Froneri International Ltd.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/16/2032		1,851,966	1,847,576
Golden State Foods LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.586%	2,355,191	2,364,023
Naked Juice LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 03/24/2030	10.396%	1,000,000	235,000
Primary Products Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.536%	1,915,602	1,878,880
Primo Brands Corp.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.546%	4,751,202	4,759,944
Sazerac Co., Inc.(b),(g),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.840%	3,700,975	3,712,559
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.856%	989,093	989,093
Total			26,189,332
Gaming 4.6%
Bally’s Corp.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 10/02/2028	7.844%	500,000	493,540
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.606%	2,612,648	2,608,285
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.858%	1,985,111	1,993,389
Entain PLC(b),(g)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.016%	3,210,719	3,212,517
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.601%	2,607,715	2,608,236
Flutter Entertainment PLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.046%	2,893,390	2,880,370
HRNI Holdings LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.696%	4,181,765	4,066,766
Jack Ohio Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.356%	820,981	813,797
Light and Wonder International, Inc.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.593%	1,875,354	1,875,823
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.546%	3,952,833	3,929,354
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.356%	2,740,787	2,740,787
Scientific Games Holdings LP (b),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.286%	4,631,513	4,627,160
Voyager Parent LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	9.041%	2,949,101	2,949,543
Total			34,799,567
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.7%
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2028	8.275%	1,636,835	1,635,427
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.079%	617,241	615,439
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.046%	2,719,368	2,721,626
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 10/23/2030	6.356%	3,140,124	3,142,102
Parexel International, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.856%	2,196,084	2,198,280
Pluto Acquisition I, Inc.(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.821%	777,784	775,839
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.299%	2,855,707	2,405,933
Resonetics LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	7.314%	870,308	869,316
Star Parent, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	2,701,529	2,668,894
Surgery Center Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.106%	3,608,262	3,616,922
Team Health Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.606%	1,593,214	1,589,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.820%	3,867,018	3,007,999
WS Audiology A/S(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/28/2029	7.810%	2,229,409	2,244,748
Total			27,492,425
Healthcare Insurance 0.1%
Alera Group, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.606%	900,085	903,856
Home Construction 0.2%
Tecta America Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.356%	1,674,699	1,677,580
Independent Energy 0.1%
Hilcorp Energy I LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.343%	986,987	987,915
Leisure 1.4%
Alterra Mountain Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/18/2028	6.853%	1,171,812	1,174,015
Alterra Mountain Co.(b),(g),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.853%	284,174	284,648
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.036%	1,680,883	1,688,027
Cinemark USA, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.582%	3,795,129	3,806,515
Crown Finance US, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.829%	1,428,216	1,422,460
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EOC Borrower LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.356%	618,471	618,860
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.796%	1,990,012	1,820,861
Total			10,815,386
Lodging 0.8%
Columbus Finance BV(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% 07/16/2032	8.825%	1,032,052	1,032,052
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.356%	1,740,829	1,738,897
Travel + Leisure Co.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.856%	2,903,392	2,910,650
Total			5,681,599
Media and Entertainment 4.1%
Cengage Learning, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.838%	4,385,115	4,380,643
CMG Media Corp.(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.896%	2,410,922	2,350,649
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.856%	4,353,019	4,353,933
Emerald X, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 01/30/2032	8.108%	1,750,000	1,760,202
EW Scripps Co. (The)(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.808%	495,586	479,747
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	7.443%	1,553,956	1,550,506
Hubbard Radio LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	8.856%	1,991,461	1,100,282
iHeartCommunications, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	10.246%	1,609,954	1,327,455
Plano Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.796%	1,312,686	1,270,024
Playtika Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.221%	4,306,682	4,266,544
Sinclair Television Group, Inc.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 3.300% 12/31/2029	7.870%	1,183,289	1,095,725
StubHub Holdco Sub LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.106%	3,335,164	3,299,745
United Talent Agency LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/10/2032	7.843%	1,247,481	1,253,719
Univision Communications, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.721%	2,038,661	2,024,655
Total			30,513,829
Midstream 3.0%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.325%	1,930,188	1,931,559
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.296%	3,962,149	3,963,655
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epic Crude Services LP(b),(g)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.828%	2,307,723	2,319,261
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.286%	2,820,336	2,816,810
ITT Holdings LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.824%	3,578,834	3,581,089
Oryx Midstream Services Permian Basin LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.603%	2,650,181	2,652,991
Traverse Midstream Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/16/2028	7.308%	3,378,605	3,382,828
WhiteWater DBR Holdco LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.563%	1,926,522	1,936,752
Total			22,584,945
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.325%	131,937	131,897
Oil Field Services 0.4%
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.471%	33,314	23,209
1-month Term SOFR + 1.000% 12/30/2027	5.471%	502,871	257,304
MRC Global US, Inc.(b),(e),(g)
Term Loan
3-month Term SOFR + 3.500% 10/29/2031	7.796%	2,709,859	2,716,634
Total			2,997,147
Other Financial Institutions 2.7%
19th Holdings Golf LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.677%	1,224,747	1,212,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Acuren Delaware Holdco, Inc.(b),(g),(h)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.106%	1,409,379	1,409,379
Apex Group Treasury LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 02/27/2032	7.822%	1,183,934	1,183,638
BCP VI Summit Holdings LP(b),(g)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.856%	2,136,238	2,145,594
Chrysaor Bidco SARL(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 10/30/2031	3.000%	33,328	33,512
Chrysaor Bidco SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 10/30/2031	7.329%	448,399	450,883
Citco Funding LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	7.042%	1,547,960	1,555,050
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	6.103%	1,819,079	1,817,569
GBT Group Services BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/28/2031	6.814%	1,990,000	1,994,856
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/19/2032	7.546%	1,993,085	1,992,467
Opal Bidco SAS(b),(g),(h)
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/28/2032	7.435%	3,277,702	3,288,780
Osttra Group Ltd.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	1,572,968	1,580,015
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.106%	1,838,880	1,839,763
Total			20,504,386
Other Industry 2.3%
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	1,674,196	1,384,560
Brand Industrial Services, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.776%	959,196	800,334
Catawba Nation Gaming Authority(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.046%	3,454,547	3,512,135
Chariot Buyer LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/22/2032	7.343%	941,859	941,464
Grant Thornton Advisors LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.856%	3,519,568	3,520,201
1-month Term SOFR + 3.000% 06/02/2031	7.106%	91,108	91,234
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.340%	1,348,286	1,348,501
MRP Buyer LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	3.334%	261,086	256,355
MRP Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.570%	2,051,387	2,014,216
WireCo WorldGroup, Inc.(b),(e),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.082%	3,577,220	3,425,188
Total			17,294,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.813%	596,147	599,128
Packaging 2.9%
Anchor Packaging LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.590%	2,738,608	2,741,183
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.086%	4,264,699	4,272,929
Clydesdale Acquisition Holdings, Inc.(b),(g),(h),(i)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 1.625% 04/01/2032	1.804%	12,428	12,416
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.531%	3,995,703	3,992,906
1-month Term SOFR + 3.250% 04/01/2032	7.606%	710,860	710,192
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.681%	2,375,640	119,970
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.831%	2,996,556	2,820,509
LC Ahab US Bidco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.356%	3,519,570	3,521,787
Tosca Services LLC(b),(g)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.849%	1,566,580	1,592,695
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.949%	1,969,140	1,750,900
Total			21,535,487
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.3%
Verde Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.296%	2,213,106	2,220,033
Property & Casualty 4.3%
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.103%	3,366,094	3,365,758
AmWINS Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.606%	2,985,000	2,986,194
AssuredPartners, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.858%	3,251,632	3,257,842
Asurion LLC(b),(g)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.606%	854,626	840,131
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.606%	1,623,668	1,588,353
Asurion LLC (b),(g)
Tranche B11 1st Lien Term Loan
1-month Term SOFR + 4.250% 08/19/2028	8.706%	489,975	484,972
Broadstreet Partners, Inc.(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.106%	3,384,253	3,386,341
Hub International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.825%	3,777,753	3,780,776
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.856%	4,593,209	4,597,021
Truist Insurance Holdings LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.046%	3,011,755	3,010,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.546%	2,016,563	2,012,147
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.546%	2,944,859	2,941,649
Total			32,251,674
Restaurants 1.5%
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.563%	2,081,912	2,031,176
3-month Term SOFR + 3.250% 11/01/2031	7.563%	1,097,537	1,053,888
Flynn Restaurant Group LP(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.750% 01/28/2032	8.106%	679,755	679,544
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.856%	2,682,854	2,681,620
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.856%	4,632,344	4,631,186
Total			11,077,414
Retailers 2.1%
Belron Finance 2019 LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.049%	2,265,187	2,273,115
Great Outdoors Group LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.606%	3,937,425	3,936,441
Harbor Freight Tools USA, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.606%	1,213,129	1,185,955
Mavis Tire Express Services Topco Corp.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.333%	2,768,572	2,770,870
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.206%	2,355,920	2,348,075
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.971%	987,180	952,757
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.706%	2,383,201	2,319,903
Total			15,787,116
Technology 19.7%
Adeia, Inc.(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.856%	2,757,895	2,764,790
Ahead DB Holdings LLC(b),(g)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.296%	2,741,608	2,742,759
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.796%	1,485,037	1,485,557
Ascend Learning LLC(b),(g)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.206%	1,996,853	1,994,856
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.356%	4,126,536	4,126,536
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	7.106%	4,534,645	4,527,979
Atlas CC Acquisition Corp.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2029	8.830%	2,869,735	2,095,624
Tranche C Term Loan
3-month Term SOFR + 1.000% Floor 0.750% 05/25/2029	8.830%	410,907	422,954
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.856%	1,793,434	1,393,122
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	612,671	494,119
BCPE Pequod Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	7.356%	2,092,453	2,095,069
Boost Newco Borrower LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.296%	4,047,738	4,053,648
Boxer Parent Co., Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.333%	2,989,029	2,988,043
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.546%	3,000,042	2,437,535
Cloud Software Group, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.046%	1,282,279	1,286,613
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.796%	3,960,030	3,965,415
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.206%	3,261,750	3,120,060
Coherent Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.356%	2,577,295	2,581,161
CoreLogic, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.971%	3,609,375	3,598,114
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.079%	3,909,274	3,896,256
DS Admiral Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.546%	1,989,878	1,986,157
Dun & Bradstreet Corp. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.603%	2,565,424	2,564,603
Ellucian Holdings, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	7.106%	4,103,574	4,105,502
Flash Charm, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.776%	2,061,627	1,927,621
Fortress Intermediate 3, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.322%	2,975,892	2,975,892
Genesys Cloud Services Holdings I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.856%	3,283,500	3,278,805
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.796%	2,503,902	2,500,547
Icon Parent I, Inc.(b),(g)
1st Lien Term Loan
6-month Term SOFR + 3.000% 11/13/2031	7.205%	1,828,055	1,832,332
Idemia Group SAS(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.546%	3,285,939	3,302,368
IGT Holding IV AB(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.796%	2,988,793	3,009,356
Informatica LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.606%	2,609,174	2,622,220
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Finance Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/03/2028	7.796%	2,012,973	2,010,134
KnowBe4, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	8.068%	1,887,934	1,886,763
Leia Finco US LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.570%	2,650,750	2,652,950
Loyalty Ventures, Inc.(e),(g),(j)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	190,180
Lummus Technology Holdings V LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.356%	4,242,778	4,248,846
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.327%	4,981,377	4,805,983
Mitchell International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.606%	3,708,207	3,709,616
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	8.908%	1,174,701	815,313
Natel Engineering Co., Inc.(b),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.686%	2,786,112	2,423,917
Neptune BidCo US, Inc.(b),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.179%	1,775,291	1,696,042
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 03/06/2028	7.606%	4,651,168	4,659,308
Peraton Corp.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.206%	3,869,257	3,438,802
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PointClickCare Technologies, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	7.082%	1,990,000	1,990,000
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	7.068%	3,748,038	3,745,714
Proofpoint, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.356%	4,691,460	4,696,808
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.211%	2,862,293	1,481,236
Sabre GLBL, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.971%	298,231	296,182
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.456%	1,042,284	1,040,982
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.971%	97,317	96,648
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.456%	1,323,630	1,270,685
Sophos Holdings SARL(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.971%	758,191	759,563
Sovos Compliance LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.356%	4,444,368	4,444,368
SS&C Technologies Holdings, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.356%	1,078,482	1,081,858
Storable, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.606%	1,280,740	1,284,210
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.810%	4,878,712	4,876,761
Ultra Clean Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.606%	1,378,067	1,381,940
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.606%	3,366,259	3,362,051
VS Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.560%	597,987	597,987
World Wide Technology Holding Co. LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	6.349%	994,987	992,500
Total			148,112,960
Transportation Services 1.9%
Apple Bidco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.856%	3,674,862	3,683,167
Beacon Mobility Corp.(b),(g),(h)
Delayed Draw Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.561%	286,189	286,011
Tranche B Term Loan
3-month Term SOFR + 3.750% 06/18/2030	7.505%	2,089,178	2,087,882
Brown Group Holding LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.833%	3,090,918	3,093,977
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.796%	2,084,611	2,086,717
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/21/2028	6.796%	1,162,147	1,163,542
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.796%	639,096	639,742
Student Transportation Of America Holdings, Inc.(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/24/2032	3.525%	82,145	82,479
Student Transportation Of America Holdings, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.571%	1,150,033	1,154,702
Total			14,278,219
Wireless 0.5%
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 01/30/2031	7.818%	4,037,163	4,059,045
Total Senior Loans (Cost $694,538,155)			684,511,920

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(k),(l)	38,146,764	38,135,320
Total Money Market Funds (Cost $38,135,379)		38,135,320
Total Investments in Securities (Cost: $777,824,761)		766,385,332
Other Assets & Liabilities, Net		(14,894,036)
Net Assets		751,491,296
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $28,658,267, which represents 3.81% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the total value of these securities amounted to $488,707, which represents 0.07% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at July 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security purchased on a forward commitment basis.
(i)
At July 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 3.727%	149,333
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 3.000%	33,328
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 1.804%	12,055
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.000%	237,910
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 3.334%	261,086
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	254,922
Student Transportation Of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032 3.525%	39,992
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	150,486
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	110,981

(j)	Represents a security in default.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Notes to Portfolio of Investments (continued)
(l)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	30,662,393	308,646,516	(301,170,763)	(2,826)	38,135,320	(3,463)	2,087,769	38,146,764
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	20,986,875	—	20,986,875
Common Stocks
Communication Services	369,104	2,747,638	0 *	3,116,742
Consumer Discretionary	682,672	3,703	—	686,375
Energy	—	548,233	2	548,235
Financials	—	1,737	—	1,737
Health Care	—	570,451	—	570,451
Industrials	—	54,427	11,613	66,040
Information Technology	—	295,372	479	295,851
Materials	—	—	2	2
Total Common Stocks	1,051,776	4,221,561	12,096	5,285,433
Convertible Preferred Stocks
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	0 *	0 *
Corporate Bonds & Notes	—	9,043,631	—	9,043,631
Exchange-Traded Fixed Income Funds	7,933,450	—	—	7,933,450
Rights
Communication Services	—	—	488,703	488,703
Total Rights	—	—	488,703	488,703
Senior Loans	—	675,415,128	9,096,792	684,511,920
Money Market Funds	38,135,320	—	—	38,135,320
Total Investments in Securities	47,120,546	709,667,195	9,597,591	766,385,332

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2025 ($)
Common Stocks	4	-	30,125	(381,677)	389,937	(30,125)	3,832	-	12,096
Convertible Preferred Stocks	2,370	-	-	(2,370)	-	-	-	-	0
Rights	-	-	-	159,075	329,628	-	-	-	488,703
Senior Loans	8,336,596	(166)	5,915	15,056	6,636,728	(3,213,756)	-	(2,683,581)	9,096,792
Total	8,338,970	(166)	36,040	(209,916)	7,356,293	(3,243,881)	3,832	(2,683,581)	9,597,591
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31,2025 was $(193,013), which is comprised of Common Stocks of $(381,677), Convertible Preferred Stocks of $(2,370), Rights of $159,075 and Senior Loans of $31,959.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer and/or utilizing a market approach. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments (continued)
July 31, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at July 31, 2025:
	Valuation Technique	Value ($)
Common Stocks
Communication Services	Market Approach	0
Energy	Market Approach	2
Industrials	Single Market Quotes from Broker	11,613
Information Technology	Single Market Quotes from Broker	479
Materials	Market Approach	2
Convertible Preferred Stocks
Information Technology	Market Approach	0
Rights
Communication Services	Market Approach	488,703
Senior Loans	Single Market Quotes from Broker	9,096,792
Total		9,597,591
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Statement of Assets and Liabilities
July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $739,689,382)	$728,250,012
Affiliated issuers (cost $38,135,379)	38,135,320
Cash	2,645,559
Receivable for:
Investments sold	17,638
Investments sold on a delayed delivery basis	2,711,616
Capital shares sold	4,233,932
Dividends	131,466
Interest	2,564,498
Expense reimbursement due from Investment Manager	1,743
Prepaid expenses	7,396
Total assets	778,699,180
Liabilities
Payable for:
Investments purchased	574,891
Investments purchased on a delayed delivery basis	20,190,260
Capital shares redeemed	2,009,208
Distributions to shareholders	4,189,754
Management services fees	13,291
Distribution and/or service fees	1,955
Transfer agent fees	34,643
Compensation of board members	1,047
Other expenses	56,230
Deferred compensation of board members	136,605
Total liabilities	27,207,884
Net assets applicable to outstanding capital stock	$751,491,296
Represented by
Paid in capital	881,140,204
Total distributable earnings (loss)	(129,648,908)
Total - representing net assets applicable to outstanding capital stock	$751,491,296
Class A
Net assets	$180,225,955
Shares outstanding	5,377,778
Net asset value per share	$33.51
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.55
Class C
Net assets	$26,461,796
Shares outstanding	789,466
Net asset value per share	$33.52
Institutional Class
Net assets	$341,563,797
Shares outstanding	10,206,009
Net asset value per share	$33.47
Institutional 2 Class
Net assets	$109,253,604
Shares outstanding	3,246,989
Net asset value per share	$33.65
Institutional 3 Class
Net assets	$93,986,144
Shares outstanding	2,805,778
Net asset value per share	$33.50
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Statement of Operations
Year Ended July 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$441,571
Dividends — affiliated issuers	2,087,769
Interest	60,560,331
Interfund lending	3,807
Total income	63,093,478
Expenses:
Management services fees	4,871,384
Distribution and/or service fees
Class A	471,297
Class C	273,475
Transfer agent fees
Class A	153,946
Advisor Class	3,544
Class C	22,342
Institutional Class	269,136
Institutional 2 Class	48,879
Institutional 3 Class	4,882
Custodian fees	15,780
Printing and postage fees	41,391
Registration fees	253,198
Accounting services fees	57,190
Legal fees	58,586
Interest on interfund lending	8,382
Compensation of chief compliance officer	132
Compensation of board members	19,176
Deferred compensation of board members	18,887
Other	205,475
Total expenses	6,797,082
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(515,986)
Total net expenses	6,281,096
Net investment income	56,812,382
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,564,487)
Investments — affiliated issuers	(3,463)
Net realized loss	(6,567,950)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,639,167
Investments — affiliated issuers	(2,826)
Net change in unrealized appreciation (depreciation)	2,636,341
Net realized and unrealized loss	(3,931,609)
Net increase in net assets resulting from operations	$52,880,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Statement of Changes in Net Assets

	Year Ended July 31, 2025	Year Ended July 31, 2024
Operations
Net investment income	$56,812,382	$64,425,737
Net realized loss	(6,567,950)	(15,154,248)
Net change in unrealized appreciation (depreciation)	2,636,341	18,689,173
Net increase in net assets resulting from operations	52,880,773	67,960,662
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,558,636)	(17,806,659)
Advisor Class	(345,351)	(1,345,686)
Class C	(1,761,474)	(2,044,448)
Institutional Class	(24,459,611)	(27,101,076)
Institutional 2 Class	(8,342,142)	(12,105,835)
Institutional 3 Class	(6,866,372)	(5,281,649)
Class R	—	(90,742)
Total distributions to shareholders	(55,333,586)	(65,776,095)
Increase in net assets from capital stock activity	167,752	15,935,554
Total increase (decrease) in net assets	(2,285,061)	18,120,121
Net assets at beginning of year	753,776,357	735,656,236
Net assets at end of year	$751,491,296	$753,776,357
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2025		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	749,465	25,062,147	1,007,846	33,840,363
Distributions reinvested	391,094	13,073,356	513,824	17,259,810
Shares redeemed	(1,906,232)	(63,654,735)	(1,804,955)	(60,648,887)
Net decrease	(765,673)	(25,519,232)	(283,285)	(9,548,714)
Advisor Class
Shares sold	261,176	8,766,170	215,766	7,240,217
Distributions reinvested	8,295	277,438	40,098	1,344,835
Shares redeemed	(746,436)	(25,057,364)	(232,358)	(7,792,354)
Net increase (decrease)	(476,965)	(16,013,756)	23,506	792,698
Class C
Shares sold	237,905	7,964,760	286,958	9,638,317
Distributions reinvested	49,303	1,648,231	55,722	1,872,199
Shares redeemed	(337,856)	(11,275,058)	(261,478)	(8,782,604)
Net increase (decrease)	(50,648)	(1,662,067)	81,202	2,727,912
Institutional Class
Shares sold	4,492,297	150,096,637	4,963,763	166,590,674
Distributions reinvested	657,367	21,940,051	727,071	24,392,017
Shares redeemed	(4,993,875)	(166,416,925)	(3,993,033)	(133,975,930)
Net increase	155,789	5,619,763	1,697,801	57,006,761
Institutional 2 Class
Shares sold	4,275,228	144,117,555	1,423,557	47,964,964
Distributions reinvested	216,194	7,255,283	358,560	12,093,402
Shares redeemed	(3,580,289)	(119,363,986)	(3,320,937)	(112,066,534)
Net increase (decrease)	911,133	32,008,852	(1,538,820)	(52,008,168)
Institutional 3 Class
Shares sold	248,528	8,315,148	2,212,647	74,443,958
Distributions reinvested	199,573	6,667,349	156,142	5,241,281
Shares redeemed	(277,374)	(9,248,305)	(1,830,849)	(61,410,576)
Net increase	170,727	5,734,192	537,940	18,274,663
Class R
Shares sold	—	—	14,200	476,794
Distributions reinvested	—	—	2,427	81,568
Shares redeemed	—	—	(55,513)	(1,867,960)
Net decrease	—	—	(38,886)	(1,309,598)
Total net increase (decrease)	(55,637)	167,752	479,458	15,935,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2025	$33.54	2.47	(0.10)	2.37	(2.40)	(2.40)
Year Ended 7/31/2024	$33.43	2.79	0.17	2.96	(2.85)	(2.85)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021(e)	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Class C
Year Ended 7/31/2025	$33.54	2.21	(0.08)	2.13	(2.15)	(2.15)
Year Ended 7/31/2024	$33.44	2.53	0.16	2.69	(2.59)	(2.59)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021(e)	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Institutional Class
Year Ended 7/31/2025	$33.49	2.54	(0.08)	2.46	(2.48)	(2.48)
Year Ended 7/31/2024	$33.39	2.86	0.17	3.03	(2.93)	(2.93)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(e)	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Institutional 2 Class
Year Ended 7/31/2025	$33.67	2.54	(0.06)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.56	2.90	0.16	3.06	(2.95)	(2.95)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021(e)	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Institutional 3 Class
Year Ended 7/31/2025	$33.52	2.57	(0.09)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.42	2.88	0.17	3.05	(2.95)	(2.95)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021(e)	$33.21	1.23	1.99	3.22	(1.16)	(1.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2025	$33.51	7.31%	1.06% (c)	1.00% (c)	7.39%	84%	$180,226
Year Ended 7/31/2024	$33.54	9.17%	1.02%	0.99%	8.29%	80%	$206,040
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (d)	3.33%	35%	$249,880
Year Ended 7/31/2021 (e)	$35.28	9.35%	1.06%	1.02% (d)	3.24%	75%	$212,382
Class C
Year Ended 7/31/2025	$33.52	6.55%	1.81% (c)	1.75% (c)	6.62%	84%	$26,462
Year Ended 7/31/2024	$33.54	8.32%	1.77%	1.74%	7.53%	80%	$28,181
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (d)	2.56%	35%	$31,167
Year Ended 7/31/2021 (e)	$35.29	8.56%	1.81%	1.77% (d)	2.52%	75%	$30,173
Institutional Class
Year Ended 7/31/2025	$33.47	7.61%	0.82% (c)	0.75% (c)	7.62%	84%	$341,564
Year Ended 7/31/2024	$33.49	9.40%	0.77%	0.74%	8.54%	80%	$336,602
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (d)	3.66%	35%	$449,743
Year Ended 7/31/2021 (e)	$35.23	9.73%	0.81%	0.77% (d)	3.49%	75%	$249,552
Institutional 2 Class
Year Ended 7/31/2025	$33.65	7.65%	0.78% (c)	0.71% (c)	7.56%	84%	$109,254
Year Ended 7/31/2024	$33.67	9.46%	0.74%	0.71%	8.58%	80%	$78,649
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021 (e)	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Institutional 3 Class
Year Ended 7/31/2025	$33.50	7.69%	0.74% (c)	0.67% (c)	7.70%	84%	$93,986
Year Ended 7/31/2024	$33.52	9.48%	0.70%	0.67%	8.60%	80%	$88,333
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021 (e)	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements
July 31, 2025
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2025 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.03 (a)
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.04
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $909,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	100,708
Class C	—	1.00 (b)	8,043

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	1.00	1.00
Class C	1.75	1.75
Institutional Class	0.75	0.75
Institutional 2 Class	0.72	0.72
Institutional 3 Class	0.68	0.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(118,369)	118,369	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2025			Year Ended July 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
55,333,586	—	55,333,586	65,776,095	—	65,776,095
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
4,699,478	—	(118,343,835)	(11,678,192)
At July 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
778,063,524	5,895,762	(17,573,954)	(11,678,192)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(14,492,034)	(103,851,801)	(118,343,835)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $615,422,693 and $608,486,009, respectively, for the year ended July 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,645,455	4.86	11
Lender	3,000,000	5.22	9
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended July 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price
Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2025, affiliated shareholders of record owned 39.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on August 26, 2025, the Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Columbia Floating Rate Fund  | 2025

Notes to Financial Statements (continued)
July 31, 2025
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Floating Rate Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Floating Rate Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks, transfer agent and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Floating Rate Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.92%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Floating Rate Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Floating Rate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Floating Rate Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Floating Rate Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Floating Rate Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Floating Rate Fund  | 2025

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN149_07_R01_(09/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	September 22, 2025